Offerings	Mar. 06, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share(1)
Maximum Aggregate Offering Price	$ 0
Amount of Registration Fee	$ 0
Offering Note

(1)	Separate consideration may or may not be received for securities that are issuable upon exercise, conversion or exchange of other securities.

(2)	The registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, to defer payment of all of the registration fee.

(3)	An unspecified aggregate initial offering price or number of the securities of each identified class is being registered as may from time to time be offered at unspecified prices.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Preferred Stock, $0.001 par value per share(1)
Maximum Aggregate Offering Price	$ 0
Amount of Registration Fee	$ 0
Offering Note

(1)	Separate consideration may or may not be received for securities that are issuable upon exercise, conversion or exchange of other securities.

(2)	The registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, to defer payment of all of the registration fee.

(3)	An unspecified aggregate initial offering price or number of the securities of each identified class is being registered as may from time to time be offered at unspecified prices.

Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Depository Shares(1)
Maximum Aggregate Offering Price	$ 0
Amount of Registration Fee	$ 0
Offering Note

(1)	Separate consideration may or may not be received for securities that are issuable upon exercise, conversion or exchange of other securities.

(2)	The registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, to defer payment of all of the registration fee.

(3)	An unspecified aggregate initial offering price or number of the securities of each identified class is being registered as may from time to time be offered at unspecified prices.

Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Debt Securities(1)
Maximum Aggregate Offering Price	$ 0
Amount of Registration Fee	$ 0
Offering Note

(1)	Separate consideration may or may not be received for securities that are issuable upon exercise, conversion or exchange of other securities.

(2)	The registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, to defer payment of all of the registration fee.

(3)	An unspecified aggregate initial offering price or number of the securities of each identified class is being registered as may from time to time be offered at unspecified prices.

Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Purchase Contracts(1)
Maximum Aggregate Offering Price	$ 0
Amount of Registration Fee	$ 0
Offering Note

(1)	Separate consideration may or may not be received for securities that are issuable upon exercise, conversion or exchange of other securities.

(2)	The registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, to defer payment of all of the registration fee.

(3)	An unspecified aggregate initial offering price or number of the securities of each identified class is being registered as may from time to time be offered at unspecified prices.

Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Warrants(1)
Maximum Aggregate Offering Price	$ 0
Amount of Registration Fee	$ 0
Offering Note

(1)	Separate consideration may or may not be received for securities that are issuable upon exercise, conversion or exchange of other securities.

(2)	The registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, to defer payment of all of the registration fee.

(3)	An unspecified aggregate initial offering price or number of the securities of each identified class is being registered as may from time to time be offered at unspecified prices.

Offering: 7
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Rights(1)
Maximum Aggregate Offering Price	$ 0
Amount of Registration Fee	$ 0
Offering Note

(1)	Separate consideration may or may not be received for securities that are issuable upon exercise, conversion or exchange of other securities.

(2)	The registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, to defer payment of all of the registration fee.

(3)	An unspecified aggregate initial offering price or number of the securities of each identified class is being registered as may from time to time be offered at unspecified prices.

Offering: 8
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Units(1)
Maximum Aggregate Offering Price	$ 0
Amount of Registration Fee	$ 0
Offering Note

(1)	Separate consideration may or may not be received for securities that are issuable upon exercise, conversion or exchange of other securities.

(2)	The registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, to defer payment of all of the registration fee.

(3)	An unspecified aggregate initial offering price or number of the securities of each identified class is being registered as may from time to time be offered at unspecified prices.